Segment Information - Summary of Reconciliation from Segment (Loss) Income from Operations to Consolidated Loss Before Income Tax Expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Segment loss from operations	¥ (84,034,000)		¥ (627,332,000)	¥ (781,556,000)
Unallocated expenses	(101,760,000)		(197,559,000)	(131,799,000)
Financial income	40,721,000	$ 5,823	86,136,000	89,020,000
Foreign currency exchange gain (loss)	13,374,000	1,912	(20,399,000)	7,218,000
Income from equity method investments, net	5,940,000	849	1,386,000	10,122,000
Impairment of investments	(13,453,000)	(1,924)	0	0
Other income, net	46,690,000	6,677	44,461,000	53,558,000
Loss before income tax expenses (benefits)	(92,522,000)	$ (13,231)	(713,307,000)	(753,437,000)
Operating Segments
Segment Reporting Information [Line Items]
Segment loss from operations	¥ (84,034,000)		¥ (627,332,000)	¥ (781,556,000)